UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

811-22172
(Investment Company Act file number)

World Funds Trust
(Exact name of registrant a specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices)   (Zip code)

John Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66221
 (Name and address of agent for service)

(804) 267-7400
(Registrant’s telephone number, including area code)

July 31st
(Date of fiscal year end)

July 1, 2011 to June 30, 2012
(Date of reporting period)

Item 1.  Proxy Voting Record.

Sherwood Forest Long/Short Fund

XILINX, INC.	Agenda Number: 933481715
Security: 983919SMH Ticker: ISIN:	Meeting Type: Annual Meeting Date: 10-Aug-2011
Prop.# Proposal	Proposal Type	Proposal Vote	For Against Management
1A ELECTION OF DIRECTOR: PHILIP T. GIANOS	Mgmt	No vote

1B ELECTION OF DIRECTOR: MOSHE N. GAVRIELOV	Mgmt	No vote

1C ELECTION OF DIRECTOR: JOHN L. DOYLE	Mgmt	No vote

1D ELECTION OF DIRECTOR: JERALD G. FISHMAN	Mgmt	No vote

1E ELECTION OF DIRECTOR: WILLIAM G. HOWARD, JR.	Mgmt	No vote

1F ELECTION OF DIRECTOR: J. MICHAEL PATTERSON	Mgmt	No vote

1G ELECTION OF DIRECTOR: ALBERT A. PIMENTEL	Mgmt	No vote

1H ELECTION OF DIRECTOR: MARSHALL C. TURNER	Mgmt	No vote

1I ELECTION OF DIRECTOR: ELIZABETH W. VANDERSLICE	Mgmt	No vote

02 APPROVE AN AMENDMENT TO 1990 EMPLOYEE QUALIFIED STOCKPURCHASE PLAN, ALL AS MORE FULLY DESCRIBED IN THE PROXYSTATEMENT.	Mgmt	No vote

03 APPROVE AN AMENDMENT TO THE 2007 EQUITY INCENTIVE	Mgmt	No vote
PLAN, ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.

04 APPROVE CERTAIN PROVISIONS OF 2007 EQUITY INCENTIVE	Mgmt	No vote
PLAN FOR PURPOSES OF COMPLYING WITH THE INTERNAL
REVENUE CODE OF 1986.

05 PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE	Mgmt	No vote
COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE
OFFICERS.

06 PROPOSAL TO RECOMMEND, ON AN ADVISORY BASIS, THE	Mgmt	No vote
FREQUENCY OF VOTES ON EXECUTIVE COMPENSATION.

07 PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG	Mgmt	No vote
LLP AS THE COMPANY'S EXTERNAL AUDITORS FOR FISCAL
2012.

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

/s/ John Pasco, III
By (Signature and Title)
Name:  John Pasco, III
Title:      Chairman

August 7, 2012
Date